Faegre Drinker Biddle & Reath LLP

320 S. Canal Street, Suite 3300

Chicago, IL 60606

Telephone: (312) 569-1000

Fax: (312) 569-3000

www.faegredrinker.com

September 11, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	RiverNorth Managed Duration Municipal Income Fund II, Inc. (the “Fund”) (File No. 811-23713)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is a shelf registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder.

Questions and comments may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams

cc:	Joshua B. Deringer
Jon Mohrhardt
Marc Collins